Quarterly Holdings Report
for

Fidelity Freedom® Index 2035 Fund

June 30, 2019

FRX-X35-QTLY-0819
1.906848.109

Schedule of Investments June 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 56.8%
	Shares	Value
Fidelity Series Total Market Index Fund (a)(b)
(Cost $2,500,998,517)	250,495,635	2,512,471,223

International Equity Funds - 27.3%
Fidelity Series Global ex U.S. Index Fund (b)
(Cost $1,117,314,691)	95,652,096	1,204,259,894

Bond Funds - 15.9%
Fidelity Series Bond Index Fund (b)	55,761,067	571,550,942
Fidelity Series Long-Term Treasury Bond Index Fund (b)	14,188,740	132,097,168
TOTAL BOND FUNDS
(Cost $679,234,353)		703,648,110
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,297,547,561)		4,420,379,227
NET OTHER ASSETS (LIABILITIES) - 0.0%		(354,314)
NET ASSETS - 100%		$4,420,024,913

Legend

 (a) Non-income producing

 (b) Affiliated Fund

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series Bond Index Fund	$--	$583,897,686	$25,502,004	$2,663,579	$305,849	$12,849,411	$571,550,942
Fidelity Series Global ex U.S. Index Fund	1,017,909,745	171,825,107	21,113,577	--	1,017,090	34,621,529	1,204,259,894
Fidelity Series Long-Term Treasury Bond Index Fund	123,408,346	15,502,626	13,294,555	874,944	815,299	5,665,452	132,097,168
Fidelity Series Total Market Index Fund	--	2,659,902,878	158,742,539	--	(161,823)	11,472,707	2,512,471,223
Fidelity Total Market Index Fund Class F	2,382,058,169	59,829,667	2,522,058,866	11,097,558	716,663,994	(636,492,964)	--
Fidelity U.S. Bond Index Fund Class F	495,055,418	9,902,689	503,929,068	1,100,652	2,071,619	(3,100,658)	--
Total	$4,018,431,678	$3,500,860,653	$3,244,640,609	$15,736,733	$720,712,028	$(574,984,523)	$4,420,379,227

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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